Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedules of Concentration of Risk Percentage

During the years ended December 31, 2024 and 2023, three of the Company’s customers accounted for more than 10% of revenue:

	2024	2023
Revenue:
Customer A	24.7%	38.6%
Customer B	14.1%	11%
Customer J	11%	6.8%

As of December 31, 2024 and 2023, the following customers accounted for more than 10% of the Company’s accounts receivable:

	2024	2023
Accounts receivable:
Customer B	6.7%	13.8%
Customer I	-	14.7%
Customer H	12.0%	-
Customer J	18.4%	15.6%
Customer K	11.0%	14.6%
Customer L	30.4%	-

The top three suppliers that individually represented greater than 10% of the total cost of revenue of the Company for the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Cost of revenue:
Supplier A	22.2%	15.7%
Supplier C	4.0%	13.4%
Supplier F	10.8%	7.9%

As at December 31, 2024 and 2023, the following suppliers accounted for more than 10% of the Company’s accounts payable:

	2024	2023
Accounts payable:
Supplier C	1.9%	13.4%
Supplier E	4.1%	13.3%
Supplier F	24.7%	10.1%
Supplier N	11.6%	1.2%

Schedule of Fixed Assets Category
Fixed Asset Category	Useful lives
Computer Software	3 years
Furniture, Fixtures and Equipment	5 years
Leasehold Improvements	Lesser of lease term or life of assets
Motor Vehicles	5 years